Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Future Amortization of Acquisition-Related Intangible Assets

Based on amounts recorded at March 31, 2013, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2013	$340
2014	290
2015	234
2016	214
2017	207

Based on amounts recorded at December 31, 2012, total expected amortization of all acquisition-related intangible assets in each of the years ended December 31 follows (in millions):

2013	$339
2014	289
2015	233
2016	214
2017	206

Changes in Goodwill by Reportable Segment

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	PS&E	Subtotal	AS	PS&E	Subtotal	Total
Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539
Effect of foreign currency translation	(21)	(12)	—	(33)	—	—	—	(33)
Other	(1)	—	—	(1)	—	—	—	(1)

Balance at March 31, 2013	$3,494	$2,231	$544	$6,269	$(1,547)	$(217)	$(1,764)	$4,505

The following table summarizes changes in goodwill by segment (in millions):

	Cost				Accumulated Impairment
	FS	AS	Other	Subtotal	AS	Other	Subtotal	Net Balance
Balance at December 31, 2010	$3,450	$2,203	$534	$6,187	$(1,126)	$(205)	$(1,331)	$4,856
2011 acquisitions	6	—	—	6	—	—	—	6
Adjustments related to the LBO and prior year acquisitions	42	38	11	91	—	—	—	91
Impairment charges	—	—	—	—	(36)	(12)	(48)	(48)
Effect of foreign currency translation	(18)	(2)	—	(20)	—	—	—	(20)

Balance at December 31, 2011	3,480	2,239	545	6,264	(1,162)	(217)	(1,379)	4,885
2012 acquisitions	28	—	—	28	—	—	—	28
Adjustments related to the LBO and prior year acquisitions	(3)	(3)	(1)	(7)	—	—	—	(7)
Impairment charges	—	—	—	—	(385)		(385)	(385)
Effect of foreign currency translation	11	7	—	18	—	—	—	18

Balance at December 31, 2012	$3,516	$2,243	$544	$6,303	$(1,547)	$(217)	$(1,764)	$4,539

Availability Services
Changes in Goodwill by Reportable Segment

The following table summarizes the goodwill impairment charge by reporting unit (in millions):

Segment	Reporting Unit	Net Goodwill balance before impairment	Impairment Charge	Net Goodwill balance after impairment
Availability Services	AS NA	$914	$(385)	$529